Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepayments and other current assets, net	Prepayments and other current assets consisted of the following:
	December 31,	June 30,
	2022	2023
Advances to suppliers	$4,537	$40,689
Value-added tax (“VAT”) prepayment	1,954	2,276
Advance for deferred cost of Business Combination (1)	1,325	-
Deferred IPO costs	868	-
Other receivables from third parties	763	804
Prepaid expenses and other current assets	9,447	43,769
Allowance for doubtful accounts	(177)	(168)
Prepaid expenses and other current assets, net	$9,270	$43,601
(1)	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination.